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                                             MetLife Letterhead



                                             JOHN M. RICHARDS
                                             SENIOR COUNSEL
                                             METROPOLITAN LIFE INSURANCE COMPANY
                                             501 BOYLSTON STREET
                                             BOSTON, MA  02116-3700


Metropolitan Life Insurance Company
200 Park Avenue
New York, NY 10166


                                       September 5, 2007


VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

         Re:      Security Equity Separate Account Twenty-Six
                  File No. 811-08888

Commissioners:

Semi-Annual Reports dated June 30, 2007 of the underlying funds are incorporated herein by reference as the reports sent to Contract owners of the Security Equity Separate Account Twenty-Six of Metropolitan Life Insurance Company pursuant to Rule 30b-2 of the Investment Company Act of 1940 and are listed as follows:

The Semi-Annual Reports for certain portfolios of AIM Variable Insurance Funds are incorporated by reference as filed on Form N-CSRS, CIK No. 0000896435, File No. 811-07452.



                                            Sincerely,



                                            /s/ John M. Richards
                                            John M. Richards
                                            Senior Counsel
                                            Metropolitan Life Insurance Company